ACCOUNTING POLICIES (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Employee Segment Payment shares	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($) Segment
ACCOUNTING POLICIES [Abstract]
Percentage of loan portfolio secured by real estate	72.70%
Operating Segments [Abstract]
Number of reportable segments | Segment	1	1	1
Mortgage Loan Servicing Rights [Abstract]
Mortgage loan servicing fees | $	$ 5.5	$ 4.4	$ 4.1
Loan Revenue Recognition [Abstract]
Number of past due days for commercial loan, installment loans and payment plan receivables	90 days
Number of consecutive payments for mortgage loans misses | Payment	4
Bank Owned Life Insurance [Abstract]
Number of lives of group flexible premium non-participating variable life insurance contract | Employee	266
Finite Lived Intangible Asset Useful Life [Abstract]
Estimated useful lives	10 years
Minimum [Member]
Finite Lived Intangible Asset Useful Life [Abstract]
Estimated useful lives	10 years
Maximum [Member]
Finite Lived Intangible Asset Useful Life [Abstract]
Estimated useful lives	15 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life [Abstract]
Estimated useful lives	39 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life [Abstract]
Estimated useful lives	7 years
Dividend Reinvestment Plan [Member]
Reserved for Future Issuance [Abstract]
Common stock reserved for issuance (in shares)	0.1
Long-Term Incentive Plans [Member]
Reserved for Future Issuance [Abstract]
Common stock reserved for issuance (in shares)	0.8